Balance sheets (Parenthetical) - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Allowance for doubtful accounts	$ 729	$ 517	$ 542
Accumulated depreciation and amortization, Property and equipment	34,304	27,862	20,333
Accumulated amortization, Capitalized internal-use software	18,266	14,621	10,612
Accumulated amortization, Intangible assets	$ 212	$ 33	$ 0
Temporary equity, shares outstanding		98,178,078	98,178,078
Common stock, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	80,000,000	80,000,000
Common stock, shares issued	35,759,355	1,994,721	1,638,331
Common stock, shares outstanding	35,759,355	1,994,721	1,638,331
Senior A Redeemable Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Temporary equity, shares authorized	0	14,500,000	14,500,000
Temporary equity, shares issued	0	13,674,365	13,674,365
Temporary equity, shares outstanding	0	13,674,365	13,674,365
Liquidation value		$ 41,512
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Temporary equity, shares authorized	0	10,820,169	10,820,169
Temporary equity, shares issued	0	9,197,142	9,197,142
Temporary equity, shares outstanding	0	9,197,142	9,197,142
Liquidation value		$ 37,357
Junior Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Temporary equity, shares authorized	0	34,000,000	34,000,000
Temporary equity, shares issued	0	32,746,041	32,746,041
Temporary equity, shares outstanding	0	32,746,041	32,746,041
Liquidation value		$ 32,746
Redeemable Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Temporary equity, shares authorized	0	44,000,000	44,000,000
Temporary equity, shares issued	0	42,560,530	42,560,530
Temporary equity, shares outstanding	0	42,560,530	42,560,530
Liquidation value		$ 42,561